INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of current investments

	As of December 31,
Current	2019	2018

Mutual funds (1)	19,384	4,050
Bills issued by the Treasury of the Argentine Republic ("LETEs") (2)	396	1,015
Bills issued by the Treasury Department of the U.S. ("T-Bills") (2)	—	3,493
Capitalizable bills issued by the Treasury of the Argentine Republic ("LECAPs") (2)	—	77
TOTAL	19,780	8,635

(1)	Measured at fair value through profit or loss.

(2)	Measured at fair value through other comprehensive income.

	As of December 31,
Non current	2019	2018

Contribution to risk funds (3)	418	527
TOTAL	418	527

(3)
On December 27, 2018, the Company signed an agreement pursuant to which the Company made a contribution to the risk fund of a Mutual Guarantee Company. Such contribution accrues an interest which is collectible on a quarterly basis. As of December 31, 2019 and 2018, the Company has recorded 418 and 527, respectively, as a non current investment, measured at amortised cost.